Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2025
Schedule of fair value measurements assets and liabilities
	As at January 31, 2025
	Level 1 $	Level 2 $	Level 3 $

Cash	8,180	-	-
Warrant liabilities	-	-	312,936

	As at January 31, 2024
	Level 1 $	Level 2 $	Level 3 $

Cash	37,384	-	-
Warrant liabilities	-	-	279,500